Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Period-end NTD: US$1 exchange rate [Member]
Schedule of Exchange Rates [Line Items]
Exchange rate	31.34	32.77	30.73
Period average NTD: US$1 exchange rate [Member]
Schedule of Exchange Rates [Line Items]
Exchange rate	31.35	32.04	31.08